FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Registrant Name: Variable Annuity - 1 Series Account

File Number: 811-07549

Telephone Number: 3037373000

Street: 8525 East Orchard Road
City: Greenwood Village
State  Colorado              Zip Code: 80111              Foreign Country:

Is this the first filing on this form by Registrant? N

Is this the last filing on this form by Registrant? N

Is Registrant a small a business investment company (SBIC)? N (If yes, complete only 89-110)

Is Registrant a unit investment trust (UIT)? Y   (If yes, complete only
111 through 132)

111.    A. Great-West Life & Annuity Insurance Company
        B. 333-1173
        C. Greenwood Village, Colorado 80111

112.    Leave blank

113.    Leave blank

114.    A. Charles Schwab & Co., Inc.
        B. 8-016514
        C. San Francisco, CA 94104

115.    A. Deloitte & Touche, LLP
        B. Denver, CO 80202

116.    A. Y
        B. GREAT-WEST

117.    A. Y
        B. Y
        C. N
        D. N
        E. N

118.    1

119.    0

120.    Leave blank

121.    1

122.    1

123.    $293,926

124.    Leave blank

125.    $0

126.    $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       Number of       Total Assets           Total Income
                                         Series         ($000's               Distributions
                                       Investing         omitted)            ($000's omitted)
A.      U.S. Treasury direct issue                           $                  $
B.      U.S. Government agency                               $                  $
C.      State and municipal tax-free                         $                  $
D.      Public utility debt                                  $                  $
E.      Brokers or dealers debt or
        debt of brokers' or dealers' parent                  $                  $
F.      All other corporate intermed. &
        long-term debt                                       $                  $
G.      All other corporate short term debt                  $                  $
H.      Equity securities of brokers or
        dealers or parents of brokers or dealers             $                  $
I.      Investment company equity securities                 $                  $
J.      All other equity securities                1         $     849,285
K.      Other securities                                     $                  $
L.      Total assets of all series of registrant   1         $     849,285      $

128. N (if answer is N, skip to #131)

131. $6,255

132. Leave blank

133.

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Greenwood Village  State of: Colorado   Date: 02/27/2004

Name of Registrant, Depositor, or Trustee:

By: /s/ Beverly A. Byrne                   Witness:  /s/ Susan E. Campbell
Beverly A. Byrne                                     Susan E. Campbell
Vice President, Counsel                              Legal Assistant I
And Associate Secretary